PENSION AND OTHER POSTRETIREMENT BENEFITS - ASSUMED HEALTH CARE COST TREND RATES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Canada
MEDICAL COST TRENDS
Health care cost trend rate assumed for next year	5.60%	5.50%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	4.40%	4.40%
Year that the rate reaches the ultimate trend rate	2034	2034
Effect of 1% change in assumed medical care trend rate
Increase in service and interest cost due to 1% increase in the assumed medical care trend rate	$ 1
Decrease in service and interest cost due to 1% decrease in the assumed medical care trend rate	(1)
Increase in benefit obligation due to 1% increase in the assumed medical care trend rate	20
Decrease in benefit obligation due to 1% decrease in the assumed medical care trend rate	$ (16)
United States
MEDICAL COST TRENDS
Health care cost trend rate assumed for next year	7.40%	7.40%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2037	2037
Effect of 1% change in assumed medical care trend rate
Increase in service and interest cost due to 1% increase in the assumed medical care trend rate	$ 1
Decrease in service and interest cost due to 1% decrease in the assumed medical care trend rate	(1)
Increase in benefit obligation due to 1% increase in the assumed medical care trend rate	18
Decrease in benefit obligation due to 1% decrease in the assumed medical care trend rate	$ (17)